Loans, Borrowing and Other Financial Liabilities (Details) - Schedule of Maturities for Non-Current Loans and Borrowings Outstanding $ in Millions	12 Months Ended
Dec. 31, 2023 COP ($)
Schedule of Maturities for Non-Current Loans and Borrowings Outstanding [Line Items]
Total maturities for non-current loans and borrowings outstanding	$ 236,811
2025 [Member]
Schedule of Maturities for Non-Current Loans and Borrowings Outstanding [Line Items]
Total maturities for non-current loans and borrowings outstanding	118,110
2026 [Member]
Schedule of Maturities for Non-Current Loans and Borrowings Outstanding [Line Items]
Total maturities for non-current loans and borrowings outstanding	67,660
2027 [Member]
Schedule of Maturities for Non-Current Loans and Borrowings Outstanding [Line Items]
Total maturities for non-current loans and borrowings outstanding	27,118
2028 [Member]
Schedule of Maturities for Non-Current Loans and Borrowings Outstanding [Line Items]
Total maturities for non-current loans and borrowings outstanding	$ 23,923